Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments And Risk Management [Abstract]
Unrealized Risk Management Position

As at December 31	2014	2013

Risk Management Assets
Current	$707	$56
Long-term	65	204
	772	260

Risk Management Liabilities
Current	20	25
Long-term	7	5
	27	30
Net Risk Management Assets	$745	$230

Summary of Unrealized Risk Management Positions - By Product

As at December 31	2014			2013
	Risk Management			Risk Management
	Asset	Liability	Net	Asset	Liability	Net

Commodity Prices
Natural gas	$609	$5	$604	$183	$15	$168
Crude oil	163	4	159	77	8	69
Power	-	18	(18)	-	7	(7)
Total Fair Value	$772	$27	$745	$260	$30	$230

Commodity Price Positions

COMMODITY PRICE POSITIONS AS AT DECEMBER 31, 2014

	Notional Volumes		Term	Average Price		Fair Value

Natural Gas Contracts
Fixed Price Contracts
NYMEX Fixed Price	1,062	MMcf/d	2015	4.29	US$/Mcf	$487
Basis Contracts (1)			2015-2018			120
Other Financial Positions						(3)
Natural Gas Fair Value Position						604

Crude Oil Contracts
Fixed Price Contracts
WTI Fixed Price	12.3	Mbbls/d	2015	92.88	US$/bbl	161
WTI Fixed Price	1.2	Mbbls/d	2016	92.35	US$/bbl	14

Basis Contracts (2)			2015-2016			(16)
Crude Oil Fair Value Position						159

Power Purchase Contracts
Fair Value Position						(18)
Total Fair Value						$745

(1)

Encana has entered into swaps to protect against widening natural gas price differentials between benchmark and regional sales prices.  These basis swaps are priced using differentials determined as a percentage of NYMEX.

(2)	Encana has entered into swaps to protect against widening Brent and Midland differentials to WTI. These basis swaps are priced using fixed price differentials.

Earnings Impact Of Realized And Unrealized Gains (Losses) On Risk Management Positions

	Realized Gain (Loss)
For the years ended December 31	2014	2013	2012

Revenues, Net of Royalties	$(84)	$544	$2,149
Transportation and Processing	(7)	-	12
Gain (Loss) on Risk Management	$(91)	$544	$2,161

	Unrealized Gain (Loss)
For the years ended December 31	2014	2013	2012

Revenues, Net of Royalties	$456	$(347)	$(1,441)
Transportation and Processing	(12)	2	(24)
Gain (Loss) on Risk Management	$444	$(345)	$(1,465)

Reconciliation Of Unrealized Risk Management Positions

	2014		2013	2012
	Fair Value	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)

Fair Value of Contracts, Beginning of Year	$230
Change in Fair Value of Contracts in Place at Beginning of Year
and Contracts Entered into During the Year	353	$353	$199	$696
Foreign Exchange Translation Adjustment on Canadian Dollar Contracts	1
Fair Value of Athlon Crude Oil Contracts Acquired	70
Fair Value of Contracts Realized During the Year	91	91	(544)	(2,161)
Fair Value of Contracts, End of Year	$745	$444	$(345)	$(1,465)

Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices

	2014		2013
	10% Price Increase	10% Price Decrease	10% Price Increase	10% Price Decrease

Natural gas price	$(105)	$105	$(441)	$441
Crude oil price	(22)	22	(19)	19
Power price	5	(5)	7	(7)

Timing Of Cash Outflows To Financial Liabilities

	Less Than 1 Year	1 - 3 Years	4 - 5 Years	6 - 9 Years	Thereafter	Total

Accounts Payable and Accrued Liabilities	$2,243	$-	$-	$-	$-	$2,243
Risk Management Liabilities	20	7	-	-	-	27
Long-Term Debt (1)	396	1,493	3,030	1,610	6,392	12,921

(1) Principal and interest.